CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Total revenues	¥ 15,576,523	$ 2,232,809	¥ 13,137,815	¥ 10,068,780
Cost of revenues	(1,798,407)	(257,792)	(1,437,795)	(925,497)
Gross profit	13,778,116	1,975,017	11,700,020	9,143,283
Operating expenses:
Sales and marketing expenses	(8,049,662)	(1,153,875)	(6,861,845)	(5,212,360)
Research and development expenses	(2,058,663)	(295,098)	(1,702,748)	(1,368,441)
General and administrative expenses	(817,302)	(117,156)	(748,766)	(766,017)
Total operating expenses	(10,925,627)	(1,566,129)	(9,313,359)	(7,346,818)
Income from operations	2,852,489	408,888	2,386,661	1,796,465
Other income/(expenses):
Interest income/(expense), net	55,937	8,019	15,529	(1,623)
Investment income, net	6,135,089	879,431	38,634	342,241
Share of results of equity investees	(9,423)	(1,351)	(91,497)	(687,400)
Gain/(loss) on deconsolidation and disposal of businesses	3,653	524	(3,274)	0
Foreign currency exchange (loss)/gain, net	(17,600)	(2,522)	597	793
Others, net	259,407	37,185	82,113	85,455
Income before income tax	9,279,560	1,330,174	2,428,763	1,535,931
Income tax expenses	(834,334)	(119,597)	(299,705)	(146,689)
Net income	8,445,226	1,210,577	2,129,058	1,389,242
Net loss/(income) attributable to noncontrolling interests	8,033	1,151	139	(4,667)
Net income attributable to 58.com Inc.	8,453,259	1,211,728	2,129,197	1,384,575
Deemed dividend to mezzanine classified noncontrolling interests	(175,045)	(25,092)	(132,202)	(99,507)
Net income attributable to 58.com Inc. ordinary shareholders	8,278,214	1,186,636	1,996,995	1,285,068
Net income	8,445,226	1,210,577	2,129,058	1,389,242
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax	137,371	19,691	15,486	82,926
Comprehensive income	8,582,597	1,230,268	2,144,544	1,472,168
Comprehensive loss/(income) attributable to noncontrolling interests	7,187	1,030	(298)	(4,667)
Deemed dividend to mezzanine classified noncontrolling interests	(175,045)	(25,092)	(132,202)	(99,507)
Comprehensive income attributable to 58.com Inc.	¥ 8,414,739	$ 1,206,206	¥ 2,012,044	¥ 1,367,994
Net earnings per ordinary share attributable to ordinary shareholders - basic | (per share)	¥ 27.79	$ 3.98	¥ 6.77	¥ 4.41
Net earnings per ordinary share attributable to ordinary shareholders - diluted | (per share)	27.46	3.94	6.66	4.35
Net earnings per ADS attributable to ordinary shareholders - basic (One ADS represents two ordinary shares) | (per share)	55.59	7.97	13.54	8.82
Net earnings per ADS attributable to ordinary shareholders - diluted (One ADS represents two ordinary shares) | (per share)	¥ 54.92	$ 7.87	¥ 13.33	¥ 8.70
Weighted average number of ordinary shares used in computing basic earnings per share	297,836,268	297,836,268	294,902,518	291,475,725
Weighted average number of ordinary shares used in computing diluted earnings per share	301,449,100	301,449,100	299,711,258	295,304,995
Membership [Member]
Total revenues	¥ 4,470,916	$ 640,881	¥ 4,399,058	¥ 3,789,524
Online marketing services [Member]
Total revenues	10,158,442	1,456,157	8,282,593	5,978,491
E-commerce services [Member]
Total revenues	266,848	38,251	72,596	73,941
Other revenues [Member]
Total revenues	¥ 680,317	$ 97,520	¥ 383,568	¥ 226,824